Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 10, 2014
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 10, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2014
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2013
Trading Symbol	dei_TradingSymbol	MFLDX
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2013
Trading Symbol	dei_TradingSymbol	MFADX
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2013
Trading Symbol	dei_TradingSymbol	MFCDX
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2013
Trading Symbol	dei_TradingSymbol	MFRDX
MainStay Marketfield Fund (First Prospectus Summary) | MainStay Marketfield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2013
Trading Symbol	dei_TradingSymbol	MFNDX
MainStay Marketfield Fund (Second Prospectus Summary) | MainStay Marketfield Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2013
Trading Symbol	dei_TradingSymbol	MFPDX
MainStay Marketfield Fund (Third Prospectus Summary) | MainStay Marketfield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 17, 2013
Trading Symbol	dei_TradingSymbol	MFRIX